Other Operating Income and Gains - Summary of Other Operating Income and Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Co-operation routes income	¥ 5,436	¥ 4,536	¥ 3,884
Routes subsidy income	353	441	295
Other subsidy income	535	453	762
Gain on disposal of items of property, plant and equipment	40	290	69
Gain on disposal of prepayments for land use rights		210	5
Gain on disposal of available-for-sale investments			4
Dividend income from available-for-sale investments			33
Gain on disposal of an associate	0	5	12
Dividend income from a financial asset at fair value through profit or loss	3	6
Dividend income from equity investments designated at fair value through other comprehensive income	19	23
Compensation from ticket sales agents	331	348	271
Gain on disposal of investment in a subsidiary	64	0	1,754
Gain on disposal of a subsidiary	421	280	392
Other operating income and gains	¥ 7,202	¥ 6,592	¥ 7,481